Stockholders' Equity (Narrative) (Details) (USD $)	0 Months Ended
	May 16, 2005	May 25, 2014	Dec. 17, 2010
Stockholders' Equity Note [Abstract]
Additional repurchase of stock authorized, shares (shares)			25,000,000
Repurchase of stock authorized, shares (shares)			162,400,000.0
Stock Repurchase Program Cumulative Shares Repurchased		171,900,000
Treasury shares retirement, cumulative shares		159,300,000
Right to purchase Series A Participating Cumulative Preferred Stock (shares)	0.001
Participating cumulative preferred stock at purchase price (dollars per share)	$ 120
Rights are exercisable and not transferable to common stock (percentage)	15.00%
Percentage of acquisition for tender offer of common stock (percentage)	15.00%
Common stock of value equal to number of times the exercise price	2
Rights are redeemed and expired	May 25, 2015